Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding (Details) - shares	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		811,693	952,276	416,446,000	968,419,000
Eos SENOLYTIXS Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares	137,815			683,990
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		32,289	33,858	33,858,000	34,046,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		317,585	918,418	382,588,000	934,373,000
Preferred Stock and Accrued Dividends Convertible into Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		461,819
Stock Options [Member] | Eos SENOLYTIXS Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		848,694	666,344
Series A Preferred Stock [Member] | Eos SENOLYTIXS Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		8,823
Series A Warrants [Member] | Eos SENOLYTIXS Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		8,823
Equity Incentive Shares [Member] | Eos SENOLYTIXS Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		58,823
Share Conversion of Convertible Notes [Member] | Eos SENOLYTIXS Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares		168,345